UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24024

___________________________________________

SEG Partners Long/Short Equity Fund
(Exact name of registrant as specified in charter)

___________________________________________

380 Lafayette Street New York,
New York 10003
(Address of principal executive offices) (Zip code)

Jennifer Vinsonhaler
380 Lafayette Street New York,
New York 10003
(Name and address of agent for service)

___________________________________________

212-475-8335

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1.       Reports to Stockholders.

SEG Partners Long/Short Equity Fund

Semi-Annual Report

April 30, 2025

SEG Partners Long/Short Equity Fund
TABLE OF CONTENTS

i

SEG Partners Long/Short Equity Fund
Allocation of Portfolio Holdings(1) April 30, 2025 (Unaudited)

____________

(1)Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2025, and are based on the total market value of investments, excluding derivatives unless otherwise noted.

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments April 30, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS – 81.9%
Commercial Services & Supplies – 1.1%
Rollins, Inc.	26,303	$1,502,690
Construction & Engineering – 1.1%
Quanta Services, Inc.	5,253	1,537,500
Construction Materials – 4.5%
Martin Marietta Materials, Inc.	12,202	6,393,604
Containers & Packaging – 1.5%
Packaging Corp. of America	11,822	2,194,281
Electronic Equipment, Instruments & Components – 8.3%
Amphenol Corp. – Class A	10,501	808,052
CDW Corp./DE	23,418	3,759,994
Teledyne Technologies, Inc.(a)	3,619	1,686,563
Trimble, Inc.(a)	87,659	5,447,130
		11,701,739
Entertainment – 6.8%
Live Nation Entertainment, Inc.(a)	73,154	9,689,247
Financial Services – 2.3%
Corpay, Inc.(a)	9,826	3,197,086
Food Products – 0.3%
McCormick & Co., Inc./MD	5,056	387,593
Health Care Equipment & Supplies – 7.4%
IDEXX Laboratories, Inc.(a)	10,418	4,507,348
STERIS PLC	26,721	6,005,277
		10,512,625
Health Care Providers & Services – 5.2%
Labcorp Holdings, Inc.	30,394	7,325,258
Holding Companies – 5.4%
VIKING HOLDINGS Ltd. ORD SHS(a)	186,968	7,671,297
Household Durables – 10.4%
Garmin Ltd.	8,188	1,530,092
Mohawk Industries, Inc.(a)	31,117	3,309,293
Somnigroup International, Inc.	162,036	9,893,918
		14,733,303
Insurance – 4.4%
Brown & Brown, Inc.	51,253	5,668,582
Cincinnati Financial Corp.	3,839	534,427
		6,203,009
Life Sciences Tools & Services – 3.3%
Bio–Techne Corp.	91,638	4,613,973
Machinery – 4.1%
Westinghouse Air Brake Technologies Corp.	31,555	5,829,471

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued) April 30, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS – 81.9% (continued)
Professional Services – 6.0%
Dayforce, Inc.(a)	37,507	$2,170,530
Paychex, Inc.	42,660	6,276,139
		8,446,669
Real Estate Management & Development – 2.6%
Jones Lang LaSalle, Inc.(a)	16,222	3,689,045
Software – 1.1%
Intuit, Inc.	1,503	943,087
PTC, Inc.(a)	4,417	684,503
		1,627,590
Specialty Retail – 4.9%
Tractor Supply Co.	117,869	5,966,529
Williams-Sonoma, Inc.	5,872	907,048
		6,873,577
Trading Companies & Distributors – 1.2%
Fastenal Co.	20,913	1,693,326
TOTAL COMMON STOCKS (Cost $117,387,204)		115,822,883
	Notional Amount	Contracts	Value
PURCHASED OPTIONS – 1.1%(a)(b)(c)
Call Options – 0.8%
Cloudflare, Inc., Expiration: 01/15/2027; Exercise Price: $115.00	$579,744	48	$194,760
Estee Lauder Cos., Inc., Expiration: 01/15/2027; Exercise Price: $60.00	617,588	103	159,393
FMC Corp., Expiration: 01/15/2027; Exercise Price: $50.00	549,152	131	63,535
Newmont Corp., Expiration: 01/15/2027; Exercise Price: $65.00	3,819,300	725	471,250
Polaris, Inc., Expiration: 01/15/2027; Exercise Price: $40.00	628,260	185	121,175
VF Corp., Expiration: 01/15/2027; Exercise Price: $17.50	800,712	674	169,174

Put Options – 0.3%
Eli Lilly & Co., Expiration: 12/18/2026; Exercise Price: $510.00	4,854,330	54	98,280
Invesco QQQ Trust Series 1, Expiration: 04/30/2025; Exercise Price: $430.00	29,384,046	618	309
ResMed, Inc., Expiration: 01/15/2027; Exercise Price: $220.00	2,247,605	95	275,500
TOTAL PURCHASED OPTIONS (Cost $2,278,661)			1,553,376

TOTAL INVESTMENTS – 83.0% (Cost $119,665,865)			117,376,259
Other Assets in Excess of Liabilities – 17.0%			24,092,557
TOTAL NET ASSETS – 100.0%			$141,468,816

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR — American Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trust

____________

(a)      Non-income producing security.

(b)      Exchange-traded.

(c)      100 shares per contract.

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Securities Sold Short April 30, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS – (58.2)%
Aerospace & Defense – (2.5)%
Boeing Co.	(19,388)	$(3,552,657)
Air Freight & Logistics – (0.9)%
United Parcel Service, Inc. – Class B	(13,233)	(1,261,105)
Automobiles – (1.3)%
Tesla, Inc.	(6,391)	(1,803,285)
Beverages – (2.0)%
Anheuser-Busch InBev SA/NV – ADR	(4,934)	(324,707)
Monster Beverage Corp.	(29,252)	(1,758,630)
PepsiCo, Inc.	(5,574)	(755,723)
		(2,839,060)
Broadline Retail – (0.7)%
eBay, Inc.	(15,356)	(1,046,665)
Building Products – (2.6)%
Carlisle Cos., Inc.	(4,968)	(1,885,257)
Masco Corp.	(17,130)	(1,038,249)
Trex Co., Inc.	(11,985)	(692,973)
		(3,616,479)
Capital Markets – (3.0)%
Ares Management Corp. – Class A	(5,720)	(872,471)
Blackstone, Inc.	(13,835)	(1,822,208)
T Rowe Price Group, Inc.	(17,991)	(1,593,103)
		(4,287,782)
Chemicals – (0.2)%
International Flavors & Fragrances, Inc.	(4,172)	(327,335)
Commercial Services & Supplies – (0.9)%
Copart, Inc.	(9,158)	(558,913)
Tetra Tech, Inc.	(23,948)	(746,938)
		(1,305,851)
Construction & Engineering – (1.0)%
Comfort Systems USA, Inc.	(3,579)	(1,422,831)
Consumer Staples Distribution & Retail – (1.1)%
Costco Wholesale Corp.	(253)	(251,608)
Dollar Tree, Inc.	(7,558)	(618,018)
Performance Food Group Co.	(7,795)	(628,745)
		(1,498,371)
Containers & Packaging – (1.0)%
Graphic Packaging Holding Co.	(24,723)	(625,739)
International Paper Co.	(16,454)	(751,619)
		(1,377,358)
Electrical Equipment – (1.2)%
Generac Holdings, Inc.	(1,353)	(154,756)
Rockwell Automation, Inc.	(6,283)	(1,556,174)
		(1,710,930)

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Securities Sold Short April 30, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS – (58.2)% (continued)
Ground Transportation – (0.6)%
Ryder System, Inc.	(945)	$(130,098)
XPO, Inc.	(7,218)	(765,974)
		(896,072)
Health Care Equipment & Supplies – (1.6)%
Becton Dickinson & Co.	(5,431)	(1,124,706)
Hologic, Inc.	(8,547)	(497,435)
ResMed, Inc.	(2,730)	(645,891)
		(2,268,032)
Health Care Providers & Services – (1.8)%
DaVita, Inc.	(6,729)	(952,490)
UnitedHealth Group, Inc.	(4,000)	(1,645,760)
		(2,598,250)
Hotels, Restaurants & Leisure – (7.8)%
Airbnb, Inc. – Class A	(7,741)	(943,783)
Marriott International, Inc./MD – Class A	(8,735)	(2,083,996)
Planet Fitness, Inc. – Class A	(12,130)	(1,147,376)
Restaurant Brands International, Inc.	(9,522)	(613,217)
Royal Caribbean Cruises Ltd.	(12,780)	(2,746,550)
Starbucks Corp.	(25,235)	(2,020,062)
Yum China Holdings, Inc.	(33,155)	(1,435,943)
		(10,990,927)
Household Products – (0.7)%
Procter & Gamble Co.	(5,743)	(933,640)
Industrial Conglomerates – (0.9)%
Honeywell International, Inc.	(6,366)	(1,340,043)
Insurance – (1.7)%
Arthur J Gallagher & Co.	(7,542)	(2,418,644)
IT Services – (0.3)%
CGI, Inc.	(2,485)	(262,982)
MongoDB, Inc.	(820)	(141,180)
		(404,162)
Life Sciences Tools & Services – (1.9)%
Repligen Corp.	(9,142)	(1,261,504)
West Pharmaceutical Services, Inc.	(6,489)	(1,371,061)
		(2,632,565)
Machinery – (5.3)%
AGCO Corp.	(2,639)	(223,866)
Allison Transmission Holdings, Inc.	(11,087)	(1,022,665)
Caterpillar, Inc.	(2,615)	(808,741)
CNH Industrial NV	(18,889)	(218,546)
Deere & Co.	(1,032)	(478,394)
Dover Corp.	(8,562)	(1,461,105)
Illinois Tool Works, Inc.	(604)	(144,906)

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Securities Sold Short April 30, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS – (58.2)% (continued)
Machinery – (5.3)% (continued)
Nordson Corp.	(6,836)	$(1,295,900)
PACCAR, Inc.	(11,261)	(1,015,855)
Snap-on, Inc.	(2,731)	(857,015)
		(7,526,993)
Media – (0.2)%
Omnicom Group, Inc.	(3,078)	(234,420)
Metals & Mining – (0.7)%
BHP Group Ltd. – ADR	(8,321)	(395,663)
Rio Tinto PLC – ADR	(8,932)	(530,561)
		(926,224)
Oil, Gas & Consumable Fuels – (2.8)%
Texas Pacific Land Corp.	(3,097)	(3,991,630)
Passenger Airlines – (1.2)%
United Airlines Holdings, Inc.	(25,773)	(1,773,698)
Pharmaceuticals – (0.4)%
Eli Lilly & Co.	(620)	(557,349)
Professional Services – (0.8)%
Jacobs Solutions, Inc.	(7,240)	(896,312)
TransUnion	(2,786)	(231,127)
		(1,127,439)
Real Estate Management & Development – (0.3)%
CBRE Group, Inc. – Class A	(3,055)	(373,260)
Semiconductors & Semiconductor Equipment – (1.4)%
Infineon Technologies AG	(38,402)	(1,261,150)
ON Semiconductor Corp.	(18,454)	(732,624)
		(1,993,774)
Software – (1.4)%
Bentley Systems, Inc. – Class B	(9,469)	(407,072)
BILL Holdings, Inc.	(13,457)	(613,236)
Datadog, Inc. – Class A	(2,629)	(268,579)
Pegasystems, Inc.	(416)	(38,305)
Procore Technologies, Inc.	(9,961)	(638,400)
		(1,965,592)
Specialty Retail – (3.6)%
AutoZone, Inc.	(356)	(1,339,486)
Five Below, Inc.	(3,031)	(230,022)
Floor & Decor Holdings, Inc. – Class A	(16,299)	(1,164,400)
O’Reilly Automotive, Inc.	(611)	(864,687)
RH	(4,056)	(746,426)
Wayfair, Inc. – Class A	(24,755)	(746,611)
		(5,091,632)

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Securities Sold Short April 30, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS – (58.2)% (continued)
Technology Hardware, Storage & Peripherals – (0.4)%
Logitech International SA	(6,836)	$(516,100)
Textiles, Apparel & Luxury Goods – (2.9)%
Crocs, Inc.	(2,698)	(260,141)
Lululemon Athletica, Inc.	(2,316)	(627,103)
Ralph Lauren Corp.	(6,488)	(1,459,476)
Skechers USA, Inc. – Class A	(7,534)	(361,783)
Tapestry, Inc.	(20,737)	(1,465,069)
		(4,173,572)
Trading Companies & Distributors – (1.1)%
United Rentals, Inc.	(1,372)	(866,349)
WESCO International, Inc.	(4,238)	(690,625)
		(1,556,974)
TOTAL COMMON STOCKS (Proceeds $81,856,821)		(82,340,701)
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – COMMON – (0.5)%
Specialized REITs – (0.5)%
Iron Mountain, Inc.	(8,312)	(745,337)
TOTAL REAL ESTATE INVESTMENT TRUSTS – COMMON (Proceeds $690,188)		(745,337)
TOTAL SECURITIES SOLD SHORT – (58.7)% (Proceeds $82,547,009)		$(83,086,038)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Total Return Swap Contracts April 30, 2025 (Unaudited)
Reference Entity	Counter Party	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Aritzia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	$1,117,825	$(2,987)
Bio-Rad Laboratories, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	1,399,611	4,337
BJ’s Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	3,130,521	72,166
BJ’s Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	298,374	2,660
BJ’s Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	143,842	(2,122)
BJ’s Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	67,876	(536)
Blue Owl Capital, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	278,388	859
Blue Owl Capital, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	272,412	4,352
Blue Owl Capital, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	182,763	1,369
Blue Owl Capital, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	140,999	422
Brunello Cucinelli SpA	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/6/2026	3,313,106	(77,650)
Brunello Cucinelli SpA	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/6/2026	220,210	(3,987)
Brunello Cucinelli SpA	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/20/2026	75,703	1,254
CAE, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	1,778,052	17,133
Casey’s General Stores, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	525,833	32,513
Casey’s General Stores, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	140,930	8,024
Casey’s General Stores, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	74,085	1,317
Clean Harbors, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	2,127,203	161,741
Clean Harbors, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	6/2/2026	69,757	1,271
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	221,558	40,069
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	201,128	15,775
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	153,294	5,652
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	142,844	2,454
Core & Main, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	6,895,803	537,766
Core & Main, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	71,522	14,083
Crane Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	2,241,345	95,762
Crane Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	72,519	15,170
Crane Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	70,632	11,513
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	3,409,220	251,575
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	148,997	2,067
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	6/2/2026	140,163	2,887
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	136,422	(3,790)
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	70,603	15,948
Entegris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	4,066,001	(331,299)
Entegris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	75,607	4,621
Entegris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	74,289	11,833
Entegris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	59,691	(5,930)
Fortune Brands Innovations, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	4,754,942	(551,870)
Fortune Brands Innovations, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	126,864	13,337
Fortune Brands Innovations, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	72,805	1,413
Fortune Brands Innovations, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	71,413	2,266
GoDaddy, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	491,025	29,896
GoDaddy, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	145,971	4,128
GoDaddy, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	142,130	6,086
GoDaddy, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	6/1/2026	70,615	197
ITT, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	6,187,465	322,356
ITT, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	147,544	28,526
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	3,015,525	(151,408)
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	142,827	13,389
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	142,619	13,501

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Total Return Swap Contracts April 30, 2025 (Unaudited)
Reference Entity	Counter Party	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	$111,737	$11,520
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	71,072	8,145
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/19/2026	68,724	1,678
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/26/2026	68,383	1,144
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/26/2026	64,814	1,971
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	14,304	922
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	189,929	16,556
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	149,645	22,332
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	140,563	789
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	98,767	10,590
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	42,877	4,545
Lamar Advertising Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	712,349	3,629
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	4,989,359	(106,418)
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	162,717	957
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	71,421	3,142
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	68,708	2,218
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/26/2026	68,399	2,527
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	50,629	292
Middleby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	7,823,072	(980,617)
Morningstar, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	6,631,118	(354,181)
Newmont Corp.	Bank of America	Receive	EFFR + 0.40%	Termination	5/11/2026	1,420,482	(61,864)
Newmont Corp.	Bank of America	Receive	EFFR + 0.40%	Termination	5/11/2026	146,215	(9,195)
Newmont Corp.	Bank of America	Receive	EFFR + 0.40%	Termination	5/11/2026	139,801	(5,994)
Polaris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	820,975	(146,597)
Polaris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	66,720	3,883
Polaris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	44,519	1,089
Royal Gold, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	144,676	14,830
Royal Gold, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	138,643	19,219
Royal Gold, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	133,486	20,722
Royal Gold, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	127,117	12,656
Royal Gold, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	71,341	4,285
Royal Gold, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	69,347	1,195
Saia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	354,917	(36,253)
Saia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	149,949	(33,956)
Saia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	142,048	(51,129)
Saia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	100,933	(31,149)
Saia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	74,574	(19,430)
Saia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	61,962	(16,334)
Service Corp. International/US	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	5,860,650	(59,671)
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	532,122	65,048
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	289,987	72,533
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/11/2026	260,304	60,321
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	220,011	35,003
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/12/2026	211,142	24,044
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/27/2026	154,393	1,502
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	73,468	18,397
SouthState Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	547,609	(32,136)
Swatch Group AG	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/6/2026	892,853	10,472
Swatch Group AG	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/6/2026	403,480	8,415
Swatch Group AG	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/6/2026	29,635	847

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Total Return Swap Contracts April 30, 2025 (Unaudited)
Reference Entity	Counter Party	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Toro Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	$743,016	$(52,090)
United States Lime & Minerals, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	564,741	19,603
Watches of Switzerland Group PLC	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	616,098	(70,741)
Watches of Switzerland Group PLC	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/5/2026	75,100	(8,590)
White Mountains Insurance Group Ltd.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	5/4/2026	822,371	(65,902)
							$(1,015,118)
Commonwealth Bank of Australia	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	5/5/2026	(235,061)	(29,198)
Commonwealth Bank of Australia	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	5/6/2026	(108,506)	(10,565)
GSCBCORD INDEX	Goldman Sachs	Pay	EFFR + (0.15)%	Termination	5/4/2026	(525,280)	3,031
GSCBCORD INDEX	Goldman Sachs	Pay	EFFR + (0.15)%	Termination	5/27/2026	(282,595)	(15,166)
GSCBCORD INDEX	Goldman Sachs	Pay	EFFR + (0.15)%	Termination	5/27/2026	(141,387)	(7,740)
GSCBETSR INDEX	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	5/4/2026	(921,814)	(47,626)
GSCBETSR INDEX	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	5/27/2026	(141,637)	(5,145)
GSCBFLAG INDEX	Goldman Sachs	Pay	EFFR + (0.10)%	Termination	5/4/2026	(5,435,125)	34,854
GSCBFLAG INDEX	Goldman Sachs	Pay	EFFR + (0.10)%	Termination	5/12/2026	(150,396)	(7,917)
GSCBMEDN INDEX	Goldman Sachs	Pay	EFFR + (0.10)%	Termination	5/4/2026	(1,188,420)	7,652
GSCBNRSI INDEX	Goldman Sachs	Pay	EFFR + (0.33)%	Termination	5/5/2026	(936,036)	(86,452)
GSCBOZVT INDEX	Goldman Sachs	Pay	EFFR + (0.33)%	Termination	5/5/2026	(5,815,821)	(213,916)
GSCBSCHN INDEX	Goldman Sachs	Pay	EFFR + (0.20)%	Termination	5/5/2026	(1,217,813)	(166,837)
GSCBSCHN INDEX	Goldman Sachs	Pay	EFFR + (0.20)%	Termination	5/27/2026	(70,963)	(684)
GSCBSHLC INDEX	Goldman Sachs	Pay	EFFR + (0.33)%	Termination	5/4/2026	(425,386)	8,792
GSCBSLTC INDEX	Goldman Sachs	Pay	EFFR + (0.33)%	Termination	5/4/2026	(590,056)	(16,117)
MSSEALCO	Morgan Stanley	Pay	EFFR + 0.15%	Termination	5/26/2026	(990,415)	(10,118)
MSSEHDLG	Morgan Stanley	Pay	EFFR + 0.15%	Termination	5/22/2026	(987,923)	(56,506)
MSSEHDLG	Morgan Stanley	Pay	EFFR + 0.15%	Termination	5/26/2026	(284,541)	(802)
MSSEHIMO	Morgan Stanley	Pay	EFFR + 0.15%	Termination	5/26/2026	(903,659)	(64,451)
							$(684,908)
Net Unrealized Appreciation (Depreciation)							$(1,700,026)

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.

Notional Amount is in USD unless otherwise indicated.

EFFR — Effective Federal Funds Rate was 4.33% as of April 30, 2025.

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Statement of Assets and Liabilities April 30, 2025 (Unaudited)
Assets
Investments, at fair value (cost $119,665,865)	$117,376,259
Cash and cash equivalents	24,937,371
Dividends receivable	13,077
Receivable for investments sold	1,804,807
Deposits with brokers	84,213,759
Receivable for Swap Contracts	45,115
Due from Adviser (Note 5)	317,006
Deferred offering costs	51,064
Total assets	228,758,458

Liabilities
Investments in securities sold short, at value (cost $82,547,009)	83,086,038
Payable for investments purchased	1,903,372
Distribution payable	26,821
Payable for swap contracts	2,018,243
Trustees’ fees payable	8,850
Accrued organizational costs	176,294
Other accrued expenses	70,024
Total liabilities	87,289,642

Commitments and Contingent Liabilities (Note 9)
Net assets	$141,468,816

Net Assets
Paid-in capital – (unlimited Class I shares authorized – $0.001 par value)	$150,100,000
Distributable earnings/(Accumulated loss)	(8,631,184)
Net assets	$141,468,816

Net asset value, price per share (6,004,000 Class I shares)	$23.56

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Statement of Operations For the Period from Commencement of Operations to April 30, 2025 (Unaudited)*
Investment income
Dividend income	$26,559
Total investment income	26,559

Expenses
Organizational costs	366,892
Investment advisory fees	112,854
Professional fees	35,796
Offering costs	29,237
Distribution fees	21,360
Compliance officer fees	10,126
Trustees’ fees	8,850
Fund administration and accounting fees	5,151
Shareholder reporting expense	1,588
Other expenses	17,362
Total expenses	609,216

Expense limitation	(401,647)
Investment advisory fee waiver	(28,213)
Net expenses	179,356
Net investment loss	(152,797)

Realized and unrealized gains (losses)
Net realized gain/(loss) on:
Investments	(298,162)
Swap contracts	(2,150,895)
Foreign currency translation	(7,683)
Investments sold short	(1,243,271)
Net realized losses	(3,700,011)

Net change in unrealized appreciation (depreciation) of:
Investments	(2,289,606)
Swap contracts	(1,949,807)
Foreign currency translation	66
Investments sold short	(539,029)
Net change in unrealized depreciation	(4,778,376)
Net realized and unrealized losses	(8,478,387)
Net decrease in net assets resulting from operations	$(8,631,184)

____________

*        The date of commencement of operations was April 1, 2025.

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Statements of Changes in Net Assets
For the Period from Commencement of Operations to April 30, 2025*
Increase (decrease) in net assets resulting from operations
Net investment loss	$(152,797)
Net realized gain/(loss)	(3,700,011)
Net change in unrealized appreciation (depreciation)	(4,778,376)
Net increase (decrease) in net assets resulting from operations	(8,631,184)

Share transactions
Shares sold – Class I	150,000,000
Increase from shareholder transactions	150,000,000
Net increase (decrease) in net assets	141,368,816

Net assets
Beginning of period (4,000 Class I shares)	100,000
End of period (6,004,000 Class I shares)	$141,468,816

____________

*        The date of commencement of operations was April 1, 2025.

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Financial Highlights (Class I Shares)
	For the Period from Commencement of Operations to April 30, 2025 (Unaudited)*
Per share operating performance
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income/(loss)(1)	(0.03)
Net realized and unrealized gain/(loss)	(1.41)
Total from investment operations	(1.44)
Net asset value, end of period	$23.56

Total return	(5.76	)%(2)

Ratios to average net assets
Expenses, excluding fee waivers and expense reimbursements	5.42	%(3)
Expenses, including fee waivers and expense reimbursements	1.59	%(3)
Net investment income, excluding fee waivers and expense reimbursements	(5.18	)%(3)
Net investment income, including fee waives and expense reimbursements	(1.36	)%(3)

Supplemental data
Net assets, end of period (000’s)	$141,469
Portfolio turnover rate	23	%(4)

____________

*        The date of commencement of operations was April 1, 2025.

(1)      Per share calculations were performed using average shares.

(2)      Total Return is calculated assuming an investment made at the net asset value at the beginning of the period. Total return includes the Fund’s operating expense limitation and advisory fee waiver, as applicable. Total investment return does not reflect brokerage commissions, if any, and is not annualized.

(3)      Annualized

(4)      Not annualized

See accompanying notes to financial statements.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements April 30, 2025 (Unaudited)

1. Organization

SEG Partners Long/Short Equity Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on November 4, 2024. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund’s term is perpetual; however, the Fund may be dissolved upon approval of a majority of the Trustees in accordance with the Fund’s Declaration of Trust.

The Fund’s investment objective is to achieve maximum total return. The Fund seeks to achieve its investment objective by investing primarily in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund’s 80% investment policy, “equity securities” means common and preferred stocks (including investments in initial public offerings (“IPOs”)), convertible securities, warrants and rights. To the extent the Fund invests in derivative or other strategic instruments that have similar economic characteristics to equity securities, the market value of such instruments will be included for purposes of calculating the Fund’s compliance with its 80% investment policy. The Fund includes cash or money market instruments earmarked or otherwise held as collateral for derivative instruments that have similar economic characteristics to equity securities towards its 80% investment requirement. The Fund may invest in equity securities without restriction as to market capitalization. Under extraordinary circumstances, the Fund may choose to acquire substantial or control stakes in public companies.

Select Equity Group, L.P.’s (“SEG” or the “Adviser”) approach involves taking long and short positions in equity securities. The majority of the Fund’s long portfolio will be invested in growing companies with high returns on capital and high barriers to competition that the Adviser believes are trading at a discount to their intrinsic value. The majority of these companies have been researched for several years before investment and are purchased with an expectation of a multi-year holding period. The long portfolio also includes investments in more opportunistic situations that may be held for shorter periods of time. In the short portfolio, SEG attempts to identify companies that are exposed to ongoing competitive pressures with poor returns on capital and deteriorating fundamentals. The short positions are generally not selected as direct hedges to the long positions. In addition to taking short positions on individual securities, the short portfolio may also include baskets of securities, shorts on indices, long puts and/or short calls. SEG, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser.

The Fund’s Board of Trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. To the extent permitted by applicable law, the Board may delegate any of its rights, powers, and authority to, among others, the officers of the Fund, any committee of the Board or the Adviser.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Use of Estimates — The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates and such differences could be material.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

Distribution of Income and Gains — The Fund contemplates declaring as dividends each year all or substantially all of its taxable income after payment of the Fund’s operating expenses. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. The Fund declares and makes distributions of net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Investment Transactions, Income Recognition and Expenses — Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from purchases. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification.

3. Portfolio Valuation and Fair Value Measurements

The Fund’s fair value policies and procedures and valuation practices are designed to comply with Rule 2a-5 under the 1940 Act. The Board has approved valuation procedures for the Fund (the “Valuation Policy”), and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Adviser as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act (the “Valuation Designee”), subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures.

The Valuation Procedures provide that the Fund will value its Fund investments at fair value.

Securities listed on a securities exchange or an automated quotation system for which market quotations are readily available, including securities traded over-the-counter, generally are valued at the last quoted sale price on the principal exchange or market on which these securities are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price for these securities.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined by employing methodologies that utilize (a) market transactions, (b) broker-dealer supplied valuations, or (c) other electronic processing techniques. In determining the fair values of these investments, the Adviser will typically apply widely recognized market and income valuation methodologies including, but not limited to, security prices, yields, maturities, call features, ratings, and significant events or other developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1	Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2

Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3	Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$115,822,883	$—	$—	$115,822,883
Purchased Options	$1,553,376	—	—	1,553,376
Total Investments	$117,376,259	$—	$—	$117,376,259

Other Financial Instruments:
Total Return Swaps*	—	2,194,540	—	2,194,540
Total Other Financial Instruments	$—	$2,194,540	$—	$2,194,540

Liabilities:
Investments:
Common Stocks	$(82,340,701)	$—	$—	$(82,340,701)
Real Estate Investment Trusts – Common	(745,337)	—	—	(745,337)
Total Investments	$(83,086,038)	$—	$—	$(83,086,038)

Other Financial Instruments:
Total Return Swaps*	—	(3,894,566)	—	(3,894,566)
Total Other Financial Instruments	$—	$(3,894,566)	$—	$(3,894,566)

____________

*        The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of April 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period.

4. Derivatives

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

Statement of Assets and Liabilities

The fair value of derivative instruments as of April 30, 2025:

Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet	Derivative Instrument	Balance Sheet
Investments, at fair value
Purchased Options	$1,553,376		$ —
	Receivable for Swap Contracts		Payable for swap contracts
Total Return Swap Contracts	$ 45,115	Total Return Swap Contracts	$ 2,018,243

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2025:

Realized		Change in Unrealized
Derivative Instrument:	Location:	Derivative Instrument:	Location:
	Realized Gain (Loss) on Investments:		Net Change in Unrealized Appreciation (Depreciation) of:
Purchased Options	$ 646,666	Purchased Options	$ (725,285)
Swap Contracts	(2,150,895)	Swap Contracts	(1,700,026)

5. Management Fee, Related Party Transactions and Other

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund. The Fund pays the Adviser an Investment Management Fee at the annual rate of 1.00%, accrued daily and payable monthly in arrears based upon the Fund’s average daily net assets. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date. Additionally, for purposes of determining the Investment Management Fee payable to the Adviser for any month, net assets will be calculated prior to the reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Adviser for that month. The Adviser has contractually agreed that it shall waive 0.25% of the Investment Management Fee through, July 1, 2026. The waiver of the Investment Management Fee under the Management Fee Waiver Agreement is not subject to recoupment by the Adviser. The Investment Management Agreement became effective as of March 13, 2025 and will continue in effect for an initial two-year term. Thereafter, the Investment Management Agreement continues in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund, or a majority of the Board, and (ii) the vote of a majority of the Independent Trustees of the Fund, cast in person at a meeting called for the purpose of voting on such approval. For the period ended April 30, 2025, the Fund incurred management fees of $112,854, of which $28,213 was waived as noted above.

Promptly after the end of each fiscal year of the Fund, the Fund pays to the Adviser an incentive fee (the “Incentive Fee”) in an amount equal to 20.00% of the amount by which the Fund’s net profits attributable to each class of Shares for all Performance Periods (as defined below) ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account (as described below) maintained in respect of such class, without duplication for any Incentive Fee paid by the Fund in respect of such class during such fiscal year.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

The Fund also pays the Adviser the Incentive Fee in the event that a Performance Period ends in connection with the repurchase of Shares by the Fund or a dividend or other distribution payable by the Fund, in each case on the date as of which the Fund’s net asset value attributable to any class is calculated for such purpose; provided that only that portion of the Incentive Fee that is attributable to (i) the Shares being repurchased (not taking into account any proceeds from any contemporaneous issuance of Shares, by reinvestment of dividends and other distributions or otherwise), or (ii) the dividend or other distribution being paid by the Fund and not being reinvested in Shares of the Fund, will be paid to the Adviser for such Performance Period.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund attributable to a class as of the end of a Performance Period, increased by the dollar amount of Shares of such class repurchased by the Fund during the Performance Period (excluding Shares of such class to be repurchased as of the last day of the Performance Period after the determination of the Incentive Fee) and by the amount of dividends and other distributions paid in respect of Shares of such class during the Performance Period and not reinvested in additional Shares of such class (excluding any dividends and other distributions to be paid as of the last day of the Performance Period), exceeds (b) the net assets of the Fund attributable to such class as of the beginning of the Performance Period, increased by the dollar amount of Shares of such class issued during the Performance Period (excluding any Shares of such class issued in connection with the reinvestment of dividends and other distributions paid by the Fund in respect of such class).

“Performance Period” means each 12-month period ending as of the Fund’s fiscal year-end (or such other period ending as of the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed); provided that the period of time from the prior Performance Period-end through the valuation date of (i) a repurchase offer and (ii) a dividend or other distribution also constitutes a Performance Period.

The Incentive Fee is payable for a Performance Period only if and to the extent that the Fund’s loss carryforward account has a balance of zero. The loss carryforward account is a memorandum account with respect to each class that will have an initial balance of zero upon commencement of the class’s operations and, thereafter, will be credited as of the end of each Performance Period with the amount of any net loss of the Fund attributable to such class for that Performance Period, and will be debited with the amount of any net profits of the Fund attributable to such class for that Performance Period, as applicable. For the period ended April 30, 2025, the Fund did not pay the Adviser an Incentive Fee from the Fund due to net losses during the period.

The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to limit for a period of three years following the commencement of the Fund’s operations (the “Limitation Period”) the amount of “Specified Expenses” (as defined below) borne by the Fund in respect of Class I Shares and Class A Shares during the Limitation Period to an amount not to exceed 0.65% per annum of the Fund’s net assets attributable to such Class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Investment Management Fee; (ii) the Incentive Fee; (iii) Distribution and Servicing Fees in respect of any class of Shares; (iv) brokerage costs; (v) certain transaction-related expenses, including those incurred in connection with effecting short sales; (vi) interest payments; (vii) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (viii) taxes; and (ix) extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any class of Shares for any month exceed the Expense Cap applicable to a class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a class of Shares, the Adviser may receive reimbursement for any expense amounts that were previously waived by the Adviser, for a period not to exceed three years from the date on which such expenses were waived by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund may only make a repayment to the Adviser if such repayment does not cause

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the Expense Cap in place at the time such amounts were waived by the Adviser; or (2) the Fund’s current Expense Cap. The Adviser’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived or Expenses Reimbursed by the Advisor	Amount Recouped	Amount Subject to Potential Reimbursement	Expiration Date
October 31, 2025	$401,647	$—	$401,647	October 31, 2028

U.S. Bank Global Fund Services serves as Administrator, Accounting Agent, and Transfer Agent. U.S. Bank National Association serves as custodian for the securities and cash of the Fund’s portfolio.

Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Global) (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as distributor of the Fund’s shares on a best effort basis, subject to various conditions pursuant to the terms of the Distribution Agreement.

6. Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan for the Class A Shares of the Fund. The Distribution and Service Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of exemptive relief which it has been granted under the 1940 Act which permits it to have, among other things, a multi-class structure and distribution and/or shareholder servicing fees. The Distribution and Service Plan permits the Fund to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Class A Shares. Most or all of the distribution and/or service fees are paid to financial firms through which Shareholders may purchase or hold Class A Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.75% on an annualized basis of the Fund’s net asset value attributable to Class A Shares to the Fund’s Distributor or other qualified recipients. Payment of the Distribution and/or Service Fee is governed by the Fund’s Distribution and Service Plan. The Fund also may pay for sub-transfer agency, sub-accounting and certain other administrative services outside of its Distribution and Service Plan. Class I Shares do not incur a Distribution and/or Service Fee. As of April 30, 2025, Class A shares have not commenced operations.

7. Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended April 30, 2025, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

8. Investment Transactions

During the period April 1, 2025 (commencement of operations) through April 30, 2025, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $136,481,616 and $16,517,335 (excluding short-term securities), respectively.

9. Commitments and Contingencies

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

10. Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Types of Investments and Related Risk Factors” section of the prospectus, which include, but are not limited to the following:

Investment risk

All investments risk the loss of capital. An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The value of the Fund’s assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The Fund’s use of leverage is likely to cause the Fund’s assets to appreciate or depreciate at a greater rate than if leverage were not used. In addition, the Fund’s use of leverage, short sales or derivative transactions can result in significant losses to the Fund.

Closed-end fund; liquidity limited to periodic repurchases of Shares

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. The Fund is not a liquid investment and you should not invest in this Fund if you need a liquid investment. The Fund does not intend to list its Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and none is expected to develop. Shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Shares are not redeemable at the option of Shareholders and they are not exchangeable for Shares of any other fund. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 25% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

Limited Operating History

The Fund is a newly organized, non-diversified, closed-end management investment company with limited operating history.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments.

Equity securities

The Fund primarily invests in equity securities, which, for these purposes, means common and preferred stocks (including investments in initial public offerings), convertible securities, warrants and rights. As a result, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s net asset value per Share, which will fluctuate as the values of the Fund’s investments and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

Concentration risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

Derivatives risks

The Fund may invest in, or enter into, derivatives, including swaps (including total return swaps), swaptions, CFDs, futures and forward agreements and options, for investment or hedging purposes. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

Short selling risk

The Fund will engage in short selling. Selling securities short runs the risk of losing an amount greater than the amount invested. Short selling is subject to theoretically unlimited risk of loss because there is no limit on how much the price of the stock may appreciate before the short position is closed. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over market price.

Swaps risk

In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid.

SEG Partners Long/Short Equity Fund
Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

11. Shareholder Transactions

The Fund is a closed-end “tender offer” fund and will seek to make periodic offers to repurchase shares. Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. The shares are not listed on any securities exchange and no public market for shares exists, and none is expected to develop in the future. Consequently, the Fund is not a liquid investment and shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund. The Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 25% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1. During the period ended April 30, 2025, the Fund did not conduct any repurchase offers.

12. New Accounting Pronouncement

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Adviser’s Senior Management act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

13. Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to disclose in the financial statements.

SEG Partners Long/Short Equity Fund
Additional Information April 30, 2025 (Unaudited)

Approval of the Investment Management Agreement for the SEG Partners Long/Short Equity Fund

The Board of Trustees (the “Board”) of SEG Partners Long/Short Equity Fund (the “Fund”), a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”) approved the initial Investment Management Agreement (the “Advisory Agreement”) between the Fund and Select Equity Group, L.P. (the “Adviser”) at a meeting held on January 8, 2025 (the “Meeting”).

The Fund’s Board has the responsibility under the 1940 Act to consider and approve the terms of the Advisory Agreement at a meeting called for the purpose of voting on such approval. In support of their review and approval of the Advisory Agreement, the Fund’s Board generally received, reviewed and evaluated information concerning the services and personnel of the Adviser.

In connection with the approval of the Advisory Agreement, the Independent Trustees met with their independent counsel in executive session. Counsel to the Independent Trustees reviewed with the Independent Trustees a memorandum outlining the legal duties of the Board under the 1940 Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board’s consideration of the approval of an investment advisory agreement.

In considering whether to approve the Advisory Agreement, the Fund’s Board reviewed certain information provided to the Board by the Adviser in advance of the Meeting, and supplemented orally at the Meeting. The Board also reviewed a report prepared by an independent third-party data provider, that included comparative fee information as compared to the expenses of a group of comparable closed-end funds (“Peer Group”) as selected by the third party provider.

The Board considered the following factors, among others, in considering the approval of the Advisory Agreement: (i) the investment experience of the Adviser as an investment adviser, (ii) the nature, extent and quality of the services to be provided to the Fund, (iii) the experience and qualifications of the personnel that will provide such services (iv) the costs of the services provided and the anticipated profits to be realized by the Adviser from the relationship with the Fund, (v) the extent to which economies of scale could be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflect economies of scale to the benefit of the Fund’s shareholders. In particular, the Board considered the following, with each Trustee placing such weight on the various factors as he or she deemed appropriate, and with no one factor deemed to be controlling:

Investment Performance, Fees, and Expenses

The Board reviewed the Adviser’s rationale for launching the Fund, including the investment philosophy and practices, the background of the Adviser’s personnel, the Adviser’s history and experience investing in asset classes and investment strategies for private funds similar to those in which the Fund will invest and the Adviser’s ability to support the growth of the Fund. The Board considered that the Fund was newly formed and therefore did not have a performance history of its own. The Board noted that the Adviser had not previously sponsored a closed-end fund registered with the SEC under the 1940 Act but had served as a sub-adviser to a registered closed-end fund.

As to the comparative fees and expenses, the Trustees considered the pro forma management and the other fees to be paid by the Fund and compared those to the management and other fees paid by funds in the peer group determined by an independent third-party firm that provides data services. The Board noted that the contractual management fee for the Fund was in the 25th percentile of the peer group of funds, which consisted of non-listed closed-end funds with long/short equity strategies, excluding fund-of-funds as well as the 25th percentile of the peer universe, which included fund-of-funds. The Board also considered that the Fund’s gross management fee would be below the peer group average, and consistent with the peer group of funds, the Fund would be charged a performance fee. The Board also noted that the Adviser would implement a fee waiver for the Fund’s first year of operations and cap the Fund’s total annual operating expenses for the Fund’s first three years of operations.

SEG Partners Long/Short Equity Fund
Additional Information (continued) April 30, 2025 (Unaudited)

Based on the foregoing information, and such additional factors as each Trustee may have viewed as probative, the Board, including the Independent Trustees, determined that the fees proposed to be charged were fair and reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the Fund’s anticipated complexity.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser would, subject to the supervision of the Board, supervise and manage the investment and reinvestment of the Fund’s assets in accordance with the Fund’s investment policies and procedures, monitor the investment activities and portfolio holdings relating to the Fund, and perform other related functions in connection with managing the Fund’s operations. The Board reviewed the experience of certain personnel the Adviser indicated would perform work on behalf of the Fund. Based on the foregoing information, and such additional factors as each Trustee may have viewed as probative, the Board, including the Independent Trustees, concluded that the Adviser was capable of providing quality services to the Fund.

Costs of the Services Provided and Profitability and Other Benefits

As to the cost of the services to be provided and to the anticipated profits to be realized by the Adviser, the Board considered the Adviser’s pro forma profitability and its financial condition. The Board considered the anticipated losses to be borne by the Adviser, and noted the Adviser’s financial ability to sustain such losses until the Fund was able to gather assets sufficient to permit the Adviser to realize a profit on the management of the Fund.

The Board considered the fees to be paid to the Adviser and determined they were reasonable as compared to the fees charged to the Adviser’s other clients. Based on the foregoing information, and such additional factors as each Trustee may have viewed as probative, the Board, including the Independent Trustees, determined that the Advisory Agreement was within a reasonable range of anticipated profitability to the Adviser and the financial condition of the Adviser was adequate.

The Board considered the potential economies of scale that might be available to the Fund, noting in particular that, the Fund had not yet commenced operations, and would therefore review profitability with respect to the Fund after the commencement of operations, and economies of scale for the Fund when its assets under management reached appropriate levels.

The Board, having requested such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having determined that the information provided by the Adviser was sufficiently responsive to their requests to permit consideration of the Advisory Agreement, and the Independent Trustees having been advised by Independent Trustee Counsel throughout the process and having met separately in executive session with Independent Trustee Counsel, determined, in the exercise of its business judgment, that approval of the Advisory Agreement for an initial two-year term was in the best interests of each of the Fund and its shareholders.

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the Securities and Exchange Commission (“SEC”) web site at www.sec.gov.

SEG Partners Long/Short Equity Fund
Additional Information (continued) April 30, 2025 (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30, are available to shareholders without charge, upon request by calling the Adviser toll free at 1-844-536-2990 or on the SEC’s web site at www.sec.gov.

Availability of Fund Updates

The Fund updates performance and certain other material information as necessary from time to time on its website at https://www.selectequity.com/funds/. Investors and others are advised to check the website for updated performance information and other material information about the Fund. References herein to the Fund’s website are intended to allow investors public access to information regarding the Fund and are not intended to, incorporate the Fund’s website in this report.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

The SEG Partners Long/Short Equity Fund (the “Fund”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers in accordance with SEC Regulation S-P, 17 CFR 284.30.

Commitment to Consumer Privacy

The Fund recognizes and respects the privacy expectations of each of our customers and believes that the confidentiality and protection of consumer information is one of our fundamental responsibilities. Fund is committed to maintaining the confidentiality, integrity and security of the customers’ personal information and will handle personal consumer and customer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations. The Fund will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that unauthorized access to, or use of, customer records or information is protected against.

Collection and Disclosure of Shareholder Information

Consumer information collected by, or on behalf of, the Fund generally consists of the following:

•        Information received from consumers or customers on or in applications or other forms, correspondence, or conversations, including, but not limited to, their name, address, phone number, social security number, assets, income and date of birth; and

•        Information about transactions with us, our affiliates, or others, including, but not limited to, shareholder account numbers and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former consumers or customers to nonaffiliated third parties, except as permitted by law. For example, as the Fund has no employees, it conducts its business affairs through third parties that provide services pursuant to agreements with the Fund (as well as through its officers and trustees).

SEG Partners Long/Short Equity Fund
Additional Information (continued) April 30, 2025 (Unaudited)

Security of Consumer and Customer Information

The Fund will determine that the policies and procedures of its affiliates and service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations. The Fund directs each of its service providers to adhere to the Fund’s privacy policy and to their respective privacy policies with respect to all customer information of the Fund and to take all actions reasonably necessary so that the Fund is in compliance with the provisions of 17 CFR 248.30, including, as applicable, the development and delivery of initial and annual privacy notices and maintenance of appropriate and adequate records. The Fund will require its service providers to restrict access to nonpublic personal information about customers to those employees who need to know that information to provide products or services to customers.

The Fund may require its service providers to provide periodic reports to the Board of Trustees outlining their privacy policies and implementation and promptly report to the Fund any material changes to their privacy policy before, or promptly after, their adoption.

SEG Partners Long/Short Equity Fund

Investment Manager

Select Equity Group, L.P.
380 Lafayette Street,
New York, New York 10003

Custodian

U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302,
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, Wisconsin 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, Wisconsin 53212

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000,
Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

Pricewaterhouse Coopers LLP
300 Madison Avenue,
New York, New York 10017

Principal Underwriter and Distributor

Quasar Distributors, LLC
Three Canal Plaza, Suite 100,
Portland, Maine 04101

Item 2.       Code of Ethics.

Not applicable for semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.       Investments.

(a)     Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable due to no such divestments during the semi-annual period covered since the pervious Form N-CSR filing.

Item 7.       Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8.       Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9.       Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16.     Controls and Procedures.

(c)     The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(d)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)     Not Applicable

(b)     Not Applicable

Item 19.     Exhibits.

(a)	(1)

Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

	(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

	(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

	(5)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEG Partners Long/Short equity Fund
By (Signature and Title)*	/s/ Matthew Stadtmauer
Matthew Stadtmauer, President and Principal Executive Officer
Date	6/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew Stadtmauer
Matthew Stadtmauer, President and Principal Executive Officer
Date	6/30/2025
By (Signature and Title)*	/s/ Troy Statczar
Troy Statczar, Principal Financial Officer
Date	6/27/2025

*        Print the name and title of each signing officer under his or her signature.